Guarantees and Contingent Liabilities - Contract or Notional Amount of Letters of Credit (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Standby [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	$ 13,020
Commercial [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	266
Less Than One Year [Member] | Standby [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	5,701
Less Than One Year [Member] | Commercial [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	218
Greater Than One Year [Member] | Standby [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	7,319
Greater Than One Year [Member] | Commercial [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	$ 48